Exhibit 99.1

Citigroup Commercial Mortgage Trust 2018-B2

Commercial Mortgage Pass Through Certificates, Series 2018-B2

Report To:

Citigroup Commercial Mortgage Securities Inc.

Citi Real Estate Funding Inc.

Citigroup Global Markets Inc.

Morgan Stanley Mortgage Capital Holdings LLC

Morgan Stanley Bank, N.A.

Morgan Stanley & Co. LLC

Starwood Mortgage Funding V LLC

Bank of America, National Association

Merrill Lynch, Pierce, Fenner & Smith Incorporated

26 February 2018

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Citigroup Commercial Mortgage Securities Inc. Citi Real Estate Funding Inc. Citigroup Global Markets Inc. 390 Greenwich Street New York, New York 10013	Starwood Mortgage Funding V LLC 1601 Washington Avenue, Suite 800 Miami Beach, Florida 33139

Morgan Stanley Mortgage Capital Holdings LLC Morgan Stanley Bank, N.A. Morgan Stanley & Co. LLC 1585 Broadway New York, New York 10036	Bank of America, National Association Merrill Lynch, Pierce, Fenner & Smith Incorporated One Bryant Park New York, New York 10036

Re:	Citigroup Commercial Mortgage Trust 2018-B2

Commercial Mortgage Pass-Through Certificates, Series 2018-B2 (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist Citigroup Commercial Mortgage Securities Inc. (the “Depositor”) in evaluating the accuracy of certain information with respect to the Mortgage Loans (as defined in Attachment A) that will secure the Certificates. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor or the Mortgage Loan Sellers (as defined in Attachment A), on behalf of the Depositor, provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Electronic copies of the loan files for the Mortgage Loans which contain various source documents (the “Source Documents”) relating to the Mortgage Loans and the mortgaged properties that secure the Mortgage Loans,
c.	Certain calculation methodologies (the “Multiple Property Loan Calculation Methodologies”), which are shown on Exhibit 1 to Attachment A, for those Mortgage Loans (the “Multiple Property Loans”) that are secured by multiple mortgaged properties (the “Underlying Properties”) relating to the allocation of certain Multiple Property Loan characteristics to the respective Underlying Properties,
d.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to compare to information contained in the Source Documents,
e.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to recalculate using information on the Data Files,
f.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to perform no procedures,
g.	An electronic copy of the EDGAR ABS XML technical specification (Version 1.7) document dated July 2017 that was published by the Securities and Exchange Commission (the “EDGAR ABS XML Technical Specification Document”) that the Depositor indicated contains information relating to the valid structure and content of the ABS Extensible Markup Language (XML) Asset Data File Types (as defined in the EDGAR ABS XML Technical Specification Document),
h.	A draft of the preliminary prospectus for the Citigroup Commercial Mortgage Trust 2018-B2 securitization transaction (the “Draft Preliminary Prospectus”) and
i.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Data Files, Source Documents, Multiple Property Loan Calculation Methodologies, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, EDGAR ABS XML Technical Specification Document, Draft Preliminary Prospectus and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Multiple Property Loan Calculation Methodologies, Provided Characteristics, EDGAR ABS XML Technical Specification Document, Draft Preliminary Prospectus or any other information provided to us by the Depositor or Mortgage Loan Sellers, on behalf of the Depositor, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to: (a) the existence of the Mortgage Loans, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor or Mortgage Loan Sellers, on behalf of the Depositor, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loans,
iii.	Whether the originators of the Mortgage Loans complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loans that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

26 February 2018

Attachment A Page 1 of 15

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The Certificates will represent the beneficial ownership interests in Citigroup Commercial Mortgage Trust 2018-B2 (the “Issuing Entity”) that will be established by the Depositor and
b.	The Issuing Entity’s primary assets will be of a pool of 52 fixed rate commercial mortgage loans (the “Mortgage Loans”) secured by first liens on various types of commercial, multifamily and manufactured housing community properties.

Procedures performed and our associated findings

1.	Citi Real Estate Funding Inc. (“CREFI”), Morgan Stanley Mortgage Capital Holdings LLC (“Morgan Stanley”), Starwood Mortgage Funding V LLC (“Starwood”) and Bank of America, National Association (“Bank of America,” together with CREFI, Morgan Stanley and Starwood, the “Mortgage Loan Sellers”), respectively, on behalf of the Depositor, provided us with:
a.	An electronic data file (each a “Mortgage Loan Seller Data File”) that the respective Mortgage Loan Seller, on behalf of the Depositor, indicated contains information relating to certain mortgage loans as of the related due date of each mortgage loan in March 2018 or, in the case of any mortgage loan that has its first due date subsequent to March 2018, the date that would have been its due date in March 2018 under the terms of that mortgage loan if a monthly payment were scheduled to be due in that month (collectively, the “Cut-off Date”),
b.	Record layout and decode information related to the information on each respective Mortgage Loan Seller Data File and
c.	Decode and mapping information relating to certain information described in the EDGAR ABS XML Technical Specification Document and the corresponding information on each respective Mortgage Loan Seller Data File.

2.	The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to combine the information on each respective Mortgage Loan Seller Data File. The resulting data file, as so combined, is hereinafter referred to as the “Combined Data File.” The Mortgage Loan Sellers, on behalf of the Depositor, indicated that the mortgage loans on the Combined Data File are the Mortgage Loans.

3.	For each Mortgage Loan on the Combined Data File, we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, as shown on the Combined Data File, to the corresponding information in the Source Document(s) indicated on Exhibit 2 to Attachment A that were provided by the respective Mortgage Loan Seller, on behalf of the Depositor, subject only to the instructions, assumptions, methodologies and exceptions stated in the notes to Exhibit 2 to Attachment A and the next paragraph of this Item 3.

Attachment A Page 2 of 15

3. (continued)

The Source Document(s) that we were instructed by the Mortgage Loan Sellers, on behalf of the Depositor, to use for each Compared Characteristic are indicated on Exhibit 2 to Attachment A. Where more than one Source Document is listed for a Compared Characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to note agreement if the value on the Combined Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents that are listed for such Compared Characteristic on Exhibit 2 to Attachment A. We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

4.	As instructed by the Mortgage Loan Sellers, on behalf of the Depositor, we adjusted the information on the Combined Data File to correct all the differences we noted in performing the procedures described in Item 3. above and provided a list of such differences to the Mortgage Loan Sellers. The Combined Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

5.	Subsequent to the performance of the procedures described in Items 2. through 4. above, CREFI, on behalf of the Depositor, provided us with an electronic data file (the “Final Data File,” which together with the Mortgage Loan Seller Data Files comprise the Data Files) that CREFI, on behalf of the Depositor, indicated contains information relating to the Mortgage Loans as of the Cut-off Date.

Using information on the:

a.       Final Data File and

b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, all as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

6.	Using the “First Due Date” of each Mortgage Loan, as shown on the Final Data File, we recalculated the “Seasoning” of each Mortgage Loan as of the Cut-off Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

7.	Using the:
a.	Sponsor and
b.	Carve-out Guarantor

of each Mortgage Loan, both as shown on the Final Data File, we identified those Mortgage Loans that had at least one common “Sponsor” or “Carve-out Guarantor” (the “Related Groups”). We compared the “Related Group” information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 15

8.	Using the:
a.	First Due Date and
b.	Maturity Date

of each Mortgage Loan, both as shown on the Final Data File, we recalculated the “Original Term To Maturity (Mos.)” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

9.	Using the:
a.	First Due Date and
b.	First P&I Due Date

of each Mortgage Loan (except for the Interest Only Loans (as defined in Note 18 of Exhibit 2 to Attachment A), which are described in the succeeding paragraph of this Item 9.), both as shown on the Final Data File, we recalculated the “Original Interest-Only Period (Mos.)” of each Mortgage Loan (except for the Interest Only Loans). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the Interest Only Loans, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the “Original Term To Maturity (Mos.)” of each Interest Only Loan, as shown on the Final Data File, for the “Original Interest-Only Period (Mos.)” characteristic.

10.	Using the:
a.	Original Balance ($),
b.	Mortgage Loan Rate (%) and
c.	Monthly Debt Service Payment

of each Mortgage Loan (except for the Interest Only Loans, which are described in the succeeding paragraph of this Item 10.), all as shown on the Final Data File, and assuming each Mortgage Loan (except for the Interest Only Loans) has a fixed level monthly payment, we recalculated the “Original Amortization Term (Mos.)” of each Mortgage Loan (except for the Interest Only Loans). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the Interest Only Loans, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “0” for the “Original Amortization Term (Mos.)” characteristic.

Attachment A Page 4 of 15

11.	Using the:
a.	Original Term To Maturity (Mos.),
b.	Original Interest-Only Period (Mos.),
c.	Original Amortization Term (Mos.) and
d.	Seasoning

of each Mortgage Loan, all as shown on the Final Data File, we recalculated the:

i.	Remaining Term To Maturity (Mos.),
ii.	Remaining Interest-Only Period (Mos.) and
iii.	Remaining Amortization Term (Mos.) (except for the Interest Only Loans, which are described in the succeeding paragraph of this Item 11.)

of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the Interest Only Loans, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “0” for the “Remaining Amortization Term (Mos.)” characteristic.

12.	Using the:
a.	Original Balance ($),
b.	Interest Accrual Method,
c.	Original Interest-Only Period (Mos.),
d.	First Due Date,
e.	Maturity Date,
f.	Mortgage Loan Rate (%) and
g.	Monthly Debt Service Payment

of each Mortgage Loan, all as shown on the Final Data File, information in the applicable Source Documents and the Multiple Property Loan Calculation Methodologies for the Underlying Properties associated with each Multiple Property Loan, we recalculated the:

i.	Principal balance of each Mortgage Loan as of the Cut-off Date (the “Cut-off Date Balance ($)”),
ii.	Principal balance of each Mortgage Loan and, for each Multiple Property Loan, the related Underlying Properties, as of the Cut-off Date (the “Allocated Cut-off Date Balance (multi-property)”),
iii.	Principal balance of each Mortgage Loan as of the related due date of each Mortgage Loan in February 2018 or, in the case of any Mortgage Loan that has its first due date subsequent to February 2018, the date that would have been its due date in February 2018 under the terms of that Mortgage Loan if a monthly payment were scheduled to be due in that month (the “Report Period Beginning Schedule Loan Balance Amount”) and
iv.	Principal balance of each Mortgage Loan as of the “Maturity Date” of the Mortgage Loan (the “Balloon Balance ($)”),

assuming all scheduled payments of principal and/or interest on the Mortgage Loans are made and there are no prepayments or other unscheduled collections. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to ignore differences of +/- $1 or less.

Attachment A Page 5 of 15

12. (continued)

For each Mortgage Loan that has its “First Due Date” in April 2018, as shown on the Final Data File (the “April 2018 First Due Date Mortgage Loans”), the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the “Original Balance ($)” of each April 2018 First Due Date Mortgage Loan, as shown on the Final Data File, for the “Report Period Beginning Schedule Loan Balance Amount” characteristic.

13.	Using the:
a.	Interest Accrual Method,
b.	Original Interest-Only Period (Mos.),
c.	First Due Date,
d.	Mortgage Loan Rate (%),
e.	Monthly Debt Service Payment and
f.	Report Period Beginning Schedule Loan Balance Amount

of each Mortgage Loan (except for the April 2018 First Due Date Mortgage Loans, which are described in the last paragraph of this Item 13.), all as shown on the Final Data File, and information in the applicable Source Documents, we recalculated the portion of the March 2018 “Monthly Debt Service Payment” for each Mortgage Loan (except for the April 2018 First Due Date Mortgage Loans) that is interest (the “Reporting Period Scheduled Interest Amount”) and that is principal (the “Reporting Period Scheduled Principal Amount”). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Using the:

a.       Reporting Period Scheduled Interest Amount and

b.       Reporting Period Scheduled Principal Amount

of each Mortgage Loan (except for the April 2018 First Due Date Mortgage Loans, which are described in the last paragraph of this Item 13.), both as recalculated in the preceding paragraph of this Item 13., we recalculated the:

i.       Total Scheduled Principal Interest Due Amount and

ii.       Periodic Principal and Interest Payment Securitization Amount

of each Mortgage Loan (except for the April 2018 First Due Date Mortgage Loans). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the April 2018 First Due Date Mortgage Loans, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “0.00” for the “Reporting Period Scheduled Interest Amount,” “Reporting Period Scheduled Principal Amount,” “Total Scheduled Principal Interest Due Amount” and “Periodic Principal and Interest Payment Securitization Amount” characteristics.

Attachment A Page 6 of 15

14.	For each Pari Passu Mortgage Loan (as defined in Note 17 of Exhibit 2 to Attachment A) (except for the Red Building Mortgage Loan (as defined in Note 17 of Exhibit 2 to Attachment A), which is described in the succeeding paragraph of this Item 14.), the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the information in the applicable Data Sources (as defined in Note 17 of Exhibit 2 to Attachment A) to recalculate the:
a.	Aggregate principal balance of the related Senior Companion Loan(s) (as defined in Note 17 of Exhibit 2 to Attachment A) as of the Cut-off Date (the “Pari Passu Companion Loan Cut-off Date Balance (Non-trust)”) and
b.	Aggregate principal balance of the related Senior Companion Loan(s) as of the maturity date of the related Whole Loan (as defined in Note 17 of Exhibit 2 to Attachment A) (the “Pari Passu Companion Loan Balloon Balance (Non-trust)”).

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to ignore differences of +/- $1 or less.

For the Red Building Mortgage Loan, CREFI, on behalf of the Depositor, instructed us to:

a.	Use the information in the applicable Data Source for the related Senior Companion Loan to recalculate the “Pari Passu Companion Loan Cut-off Date Balance (Non-trust)” and “Pari Passu Companion Loan Balloon Balance (Non-trust)” characteristics and
b.	Use the information in the applicable Data Source for the Red Building Subordinate Companion Loans (as defined in Note 17 of Exhibit 2 to Attachment A) to recalculate the aggregate principal balance of the Red Building Subordinate Companion Loans as of the Cut-off Date (the “B Note Cut-Off Date Balance”) and as of the maturity date of the related Whole Loan (the “B Note Balloon Balance”).

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, CREFI, on behalf of the Depositor, instructed us to ignore differences of +/- $1 or less.

For each Mortgage Loan that is not a Pari Passu Mortgage Loan, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “<blank>” for the “Pari Passu Companion Loan Cut-off Date Balance (Non-trust)” and “Pari Passu Companion Loan Balloon Balance (Non-trust)” characteristics. For each Mortgage Loan, except for the Red Building Mortgage Loan, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “<blank>” for the “B Note Cut-Off Date Balance” and “B Note Balloon Balance” characteristics.

Attachment A Page 7 of 15

15.	For each Pari Passu Mortgage Loan, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to recalculate the aggregate annual debt service of the related Senior Companion Loan(s) (the “Pari Passu Companion Loan Annual Debt Service (Non-trust)”) as the product of:
a.	The “Pari Passu Companion Loan Monthly Debt Service (Non-trust),” as shown on the Final Data File, and
b.	12.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For each Mortgage Loan that is not a Pari Passu Mortgage Loan, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “<blank>” for the “Pari Passu Companion Loan Annual Debt Service (Non-trust)” characteristic.

16.	Using the:
a.	Mortgage Loan Rate (%) and
b.	Administrative Fee Rate (%)

of each Mortgage Loan, both as shown on the Final Data File, we recalculated the “Net Mortgage Loan Rate (%)” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

17.	Using:
a.	Information on the Final Data File,
b.	The applicable assumptions calculation methodologies described in the Draft Preliminary Prospectus and
c.	The applicable assumptions and calculation methodologies provided by the Mortgage Loan Sellers, on behalf of the Depositor, which are described in the succeeding paragraphs of this Item 17.,

we recalculated the:

i.	Underwritten NOI DSCR – Initial (x),
ii.	Underwritten NOI DSCR – After IO Period (x),
iii.	Underwritten NCF DSCR – Initial (x),
iv.	Underwritten NCF DSCR – After IO Period (x),
v.	2014 NOI Debt Yield,
vi.	2014 NCF DSCR,
vii.	2015 NOI Debt Yield,
viii.	2015 NCF DSCR,
ix.	2016 NOI Debt Yield,
x.	2016 NCF DSCR,
xi.	Most Recent NOI Debt Yield,
xii.	Most Recent NCF DSCR,
xiii.	Unadjusted Cut-off Date LTV Ratio,
xiv.	Cut-off Date LTV Ratio (%),
xv.	Unadjusted Maturity Date LTV Ratio,
xvi.	LTV Ratio at Maturity (%),
xvii.	Debt Yield on Underwritten Net Operating Income (%),
xviii.	Debt Yield on Underwritten Net Cash Flow (%),

Attachment A Page 8 of 15

17. (continued)

xix.	% of Initial Pool Balance,
xx.	Annual Debt Service,
xxi.	Annual Trust Debt Service (Initial) and
xxii.	Loan Per Unit ($)

of each Mortgage Loan and, with respect to item xix. above, of each Underlying Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to round the “Underwritten NOI DSCR – Initial (x),” “Underwritten NOI DSCR – After IO Period (x),” “Underwritten NCF DSCR – Initial (x),” “Underwritten NCF DSCR – After IO Period (x),” “2014 NCF DSCR,” “2015 NCF DSCR,” “2016 NCF DSCR,” “Most Recent NCF DSCR” and “Loan Per Unit ($)” to two decimal places and the “2014 NOI Debt Yield,” “2015 NOI Debt Yield,” “2016 NOI Debt Yield,” “Most Recent NOI Debt Yield,” “Unadjusted Cut-off Date LTV Ratio,” “Cut-off Date LTV Ratio (%),” “Unadjusted Maturity Date LTV Ratio,” “LTV Ratio at Maturity (%),” “Debt Yield on Underwritten Net Operating Income (%)” and “Debt Yield on Underwritten Net Cash Flow (%)” to the nearest 1/10th of one percent.

For the purpose of recalculating the:

a.	Cut-off Date LTV Ratio (%),
b.	Debt Yield on Underwritten Net Operating Income (%) and
c.	Debt Yield on Underwritten Net Cash Flow (%)

characteristics for the Mortgage Loan identified on the Final Data File as ”Wrigleyville Hotel Portfolio,” which has a holdback reserve, CREFI, on behalf of the Depositor, instructed us to use the “Reserve Adjusted Cut-off Date Loan Amount” characteristic, as shown on the Final Data File, to recalculate the characteristics listed in a. through c. above. We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions provided by CREFI, on behalf of the Depositor, that are described above.

For the Red Building Mortgage Loan, CREFI, on behalf of the Depositor, instructed us to use “0.0%” for the “2015 NOI Debt Yield” characteristic and “0.00” for the “2015 NCF DSCR” characteristic. We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions provided by CREFI, on behalf of the Depositor, that are described above.

For the Mortgage Loan identified on the Final Data File as “La Habra Towne Center,” Bank of America, on behalf of the Depositor, instructed us to use “0.0%” for the “2016 NOI Debt Yield” characteristic and “0.00” for the “2016 NCF DSCR” characteristic. We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions provided by Bank of America, on behalf of the Depositor, that are described above.

Attachment A Page 9 of 15

17. (continued)

For each Pari Passu Mortgage Loan, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the sum of the:

a.	Annual Debt Service and
b.	Pari Passu Companion Loan Annual Debt Service (Non-trust),

both as shown on the Final Data File, to recalculate the:

i.	Underwritten NOI DSCR – Initial (x),
ii.	Underwritten NOI DSCR – After IO Period (x),
iii.	Underwritten NCF DSCR – Initial (x),
iv.	Underwritten NCF DSCR – After IO Period (x),
v.	2014 NCF DSCR,
vi.	2015 NCF DSCR,
vii.	2016 NCF DSCR and
viii.	Most Recent NCF DSCR

characteristics.

For each Pari Passu Mortgage Loan, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the sum of the:

a.	Cut-off Date Balance ($) and
b.	Pari Passu Companion Loan Cut-off Date Balance (Non-trust),

both as shown on the Final Data File, to recalculate the:

i.	2014 NOI Debt Yield,
ii.	2015 NOI Debt Yield,
iii.	2016 NOI Debt Yield,
iv.	Most Recent NOI Debt Yield,
v.	Unadjusted Cut-off Date LTV Ratio,
vi.	Cut-off Date LTV Ratio (%),
vii.	Debt Yield on Underwritten Net Operating Income (%),
viii.	Debt Yield on Underwritten Net Cash Flow (%) and
ix.	Loan Per Unit ($)
characteristics.

For each Pari Passu Mortgage Loan, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the sum of the:

a.	Balloon Balance ($) and
b.	Pari Passu Companion Loan Balloon Balance (Non-trust),

both as shown on the Final Data File, to recalculate the:

i.	Unadjusted Maturity Date LTV Ratio and
ii.	LTV Ratio at Maturity (%)

characteristics.

Attachment A Page 10 of 15

18.	Using:
a.	Information on the Final Data File,
b.	Information in the Data Sources and/or
c.	Information in the Secondary Financing Documents (as defined in Note 29 of Exhibit 2 to Attachment A) provided by CREFI, on behalf of the Depositor,

for the Mortgage Loan With Existing Mezzanine Debt (as defined in Note 29 of Exhibit 2 to Attachment A), we recalculated the principal balance as of the Cut-off Date of the mezzanine debt associated with the Mortgage Loan With Existing Mezzanine Debt (the “Mezzanine Debt Cut-Off Date Balance”), assuming all scheduled payments of principal and/or interest on the mezzanine debt are made and there are no prepayments or other unscheduled collections. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the Depositor instructed us to ignore differences of +/- $1 or less.

For each Mortgage Loan other than the Mortgage Loan With Existing Mezzanine Debt, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “<blank>” for the “Mezzanine Debt Cut-Off Date Balance” characteristic.

19.	Using the:
a.	Original Balance ($),
b.	Pari Passu Companion Loan Original Balance (Non-trust),
c.	B Note Original Amount,
d.	Cut-off Date Balance ($),
e.	Pari Passu Companion Loan Cut-off Date Balance (Non-trust),
f.	B Note Cut-Off Date Balance,
g.	Balloon Balance ($),
h.	Pari Passu Companion Loan Balloon Balance (Non-trust),
i.	B Note Balloon Balance,
j.	Mortgage Loan Rate (%),
k.	B Note Interest Rate,
l.	Annual Debt Service,
m.	Interest Accrual Method and
n.	Original Interest-Only Period (Mos.)

of each Pari Passu Mortgage Loan, as applicable, all as shown on the Final Data File, and the corresponding interest rate of the Senior Companion Loan(s) associated with each Pari Passu Mortgage Loan, as shown in the applicable Data Sources, we recalculated the:

i.	Whole Loan Original Balance,
ii.	Whole Loan Cut-off Date Balance,
iii.	Whole Loan Balloon Balance and
iv.	Whole Loan Interest Rate

of each Pari Passu Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 11 of 15

19. (continued)

For the purpose of comparing the “Whole Loan Monthly Payment (After IO)” and “Whole Loan Monthly Payment (Initial)” characteristics for each Pari Passu Mortgage Loan which has the “Amortization Type” characteristic as “Amortizing” on the Final Data File, Morgan Stanley and Starwood, on behalf of the Depositor, instructed us to use the monthly debt service for the related Whole Loan that is shown in the applicable Data Source(s).

For the purpose of comparing the “Whole Loan Monthly Payment (After IO)” and “Whole Loan Monthly Payment (Initial)” characteristics for each Pari Passu Mortgage Loan which has the “Amortization Type” characteristic as “Interest Only” on the Final Data File and the “Interest Accrual Method” characteristic as “Actual/360” on the Final Data File, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to recalculate the “Whole Loan Monthly Payment (After IO)” and “Whole Loan Monthly Payment (Initial)” as 1/12th of the product of:

a.	The “Whole Loan Original Balance,” as shown on the Final Data File,
b.	The “Whole Loan Interest Rate,” as shown on the Final Data File, and
c.	365/360.

For the purpose of comparing the “Whole Loan Monthly Payment (After IO)” characteristic for each Partial IO Pari Passu Mortgage Loan (as defined in Note 17 of Exhibit 2 to Attachment A), CREFI, Morgan Stanley and Bank of America, on behalf of the Depositor, instructed us to use the monthly debt service for the related Whole Loan that is shown in the applicable Data Source(s).

For the purpose of comparing the “Whole Loan Monthly Payment (Initial)” characteristic for each Partial IO Pari Passu Mortgage Loan, each of which has the “Interest Accrual Method” characteristic as “Actual/360” on the Final Data File, CREFI, Morgan Stanley and Bank of America, on behalf of the Depositor, instructed us to recalculate the “Whole Loan Monthly Payment (Initial)” characteristic as 1/12th of the product of:

a.	The “Whole Loan Original Balance,” as shown on the Final Data File,
b.	The “Whole Loan Interest Rate,” as shown on the Final Data File, and
c.	365/360.

For the purpose of comparing the “Whole Loan Annual Payment (Initial)” characteristic for each Pari Passu Mortgage Loan, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the product of the “Whole Loan Monthly Payment (Initial),” as shown on the Final Data File, and 12.

For the purpose of comparing the “Whole Loan Annual Payment” characteristic for each Pari Passu Mortgage Loan, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the product of the “Whole Loan Monthly Payment (After IO),” as shown on the Final Data File, and 12.

For each Mortgage Loan that is not a Pari Passu Mortgage Loan, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “<blank>” for the “Whole Loan Monthly Payment (After IO),” “Whole Loan Monthly Payment (Initial),” “Whole Loan Annual Payment” and “Whole Loan Annual Payment (Initial)” characteristics and for each of the characteristics listed in i. through iv. above.

Attachment A Page 12 of 15

20.	Using the:
a.	Whole Loan Cut-off Date Balance,
b.	Whole Loan Annual Payment,
c.	Underwritten Net Cash Flow ($) and
d.	Appraised Value ($)

of each Pari Passu Mortgage Loan, all as shown on the Final Data File, we recalculated the:

i.	Whole Loan DSCR,
ii.	Whole Loan Debt Yield and

iii.       Whole Loan LTV

of each Pari Passu Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to round the “Whole Loan DSCR” to two decimal places and the “Whole Loan Debt Yield” and “Whole Loan LTV” to the nearest 1/10th of one percent.

For each Mortgage Loan that is not a Pari Passu Mortgage Loan, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “<blank>” for the “Whole Loan DSCR,” Whole Loan Debt Yield” and “Whole Loan LTV” characteristics.

21.	Using the:
a.	Whole Loan Original Balance,
b.	Mezzanine Debt Original Amount,
c.	Whole Loan Cut-off Date Balance,
d.	Mezzanine Debt Cut-Off Date Balance,
e.	Whole Loan Interest Rate,
f.	Mezzanine Debt Interest Rate,
g.	Whole Loan Annual Payment and
h.	Mezzanine Debt Annual Payment

of the Mortgage Loan With Existing Mezzanine Debt, all as shown on the Final Data File, we recalculated the:

i.	Total Loan Original Balance,
ii.	Total Loan Cut-off Date Balance,
iii.	Total Loan Interest Rate and
iv.	Total Loan Annual Payment

of the Mortgage Loan With Existing Mezzanine Debt. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For each Mortgage Loan other than the Mortgage Loan With Existing Mezzanine Debt, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “<blank>” for each of the characteristics listed in i. through iv. above.

Attachment A Page 13 of 15

22.	Using the:
a.	Total Loan Cut-off Date Balance,
b.	Total Loan Annual Payment,
c.	Underwritten Net Cash Flow ($) and
d.	Appraised Value ($)

of the Mortgage Loan With Existing Mezzanine Debt, all as shown on the Final Data File, we recalculated the:

i.       Total Loan DSCR,

ii.       Total Loan Debt Yield and

iii.       Total Loan LTV

of the Mortgage Loan With Existing Mezzanine Debt. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, CREFI, on behalf of the Depositor, instructed us to round the “Total Loan DSCR” to two decimal places and the ”Total Loan Debt Yield” and “Total Loan LTV” to the nearest 1/10th of one percent.

For each Mortgage Loan other than the Mortgage Loan With Existing Mezzanine Debt, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “<blank>” for the “Total Loan DSCR,” “Total Loan Debt Yield” and “Total Loan LTV” characteristics.

23.	For each Mortgage Loan on the Final Data File with the “Loan Purpose” characteristic as “Refinance” (each, a “Refinance Loan”) or “Recapitalization” (each, a “Recapitalization Loan”), except for the Mortgage Loans identified on the Final Data File as:
a.	The SoCal Portfolio,
b.	Extra Space Self Storage Portfolio,
c.	Town Center at Levis Commons,
d.	Wrigleyville Hotel Portfolio and
e.	Residence Inn – West Orange, NJ

(each, a “Refinance/Recapitalization Loan With Principal’s New Cash Contribution”), the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “$0.00” for the “Principal’s New Cash Contribution” characteristic. We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

24.	For each Mortgage Loan on the Final Data File, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to recalculate the total sources of funding for the borrower (the “Total Sources”) as the sum of the:
a.	Loan Amount (sources),
b.	Subordinate Debt,
c.	Other Sources and
d.	Principal’s New Cash Contribution,

all as shown on the Final Data File. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to ignore differences of +/- $1 or less.

Attachment A Page 14 of 15

25.	For each Refinance Loan and Recapitalization Loan, except for the Refinance/Recapitalization Loans With Principal’s New Cash Contribution, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to recalculate the “Principal Equity Distribution” as the difference between the:
a.	Total Sources and
b.	Sum of the:
i.	Loan Payoff,
ii.	Purchase Price,
iii.	Closing Costs,
iv.	Reserves and
v.	Other Uses,

all as shown on the Final Data File. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to ignore differences of +/- $1 or less.

26.	For:
a.	Each Mortgage Loan on the Final Data File with the “Loan Purpose” characteristic as “Acquisition” (each, an “Acquisition Loan”) and
b.	Each Refinance/Recapitalization Loan With Principal’s New Cash Contribution,

the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “$0.00” for the “Principal Equity Distribution” characteristic. We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

27.	For each Mortgage Loan on the Final Data File, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to recalculate the total uses of the loan proceeds (the “Total Uses”) as the sum of the:
a.	Loan Payoff,
b.	Purchase Price,
c.	Closing Costs,
d.	Reserves,
e.	Other Uses and
f.	Principal Equity Distribution,

all as shown on the Final Data File. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to ignore differences of +/- $1 or less.

Attachment A Page 15 of 15

28.	For each Acquisition Loan and Refinance/Recapitalization Loan With Principal’s New Cash Contribution, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to recalculate the “Principal’s New Cash Contribution” as the difference between the:
a.	Total Uses and
b.	Sum of the:
i.	Loan Amount (sources),
ii.	Subordinate Debt and
iii.	Other Sources,

all as shown on the Final Data File. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to ignore differences of +/- $1 or less.

Exhibit 1 to Attachment A

Multiple Property Loan Calculation Methodologies

Multiple Property Loan	Characteristic	Methodology Provided by the Mortgage Loan Sellers

• Park Place East and Park Place West

• Wrigleyville Hotel Portfolio

• Stor-All New Orleans Portfolio

• Fulton Market Portfolio

• Arapaho & Gessner

• Anderson Multifamily Portfolio

• Central Dallas Multifamily Portfolio

	Allocated Cut-off Date Balance (multi-property)	The “Allocated Cut-off Date Balance (multi-property)” of the Multiple Property Loan is allocated pro-rata to the respective Underlying Properties using the “Original Balance ($)” allocations for the Underlying Properties that are stated in the applicable Source Document

• Extra Space - TIAA Storage Portfolio • The SoCal Portfolio • Extra Space Self Storage Portfolio	Original Balance ($) and Allocated Cut-off Date Balance (multi-property)	The “Original Balance ($)” and “Allocated Cut-off Date Loan Balance (multi-property)” of the Multiple Property Loan are allocated pro-rata to the respective Underlying Properties using the “Whole Loan Original Balance” (as defined in Item 19. of Attachment A) allocations for the Underlying Properties that are stated in the applicable Data Source (as defined in Note 17 of Exhibit 2 to Attachment A)

Note:	Certain capitalized terms in the “Characteristic” and “Methodology Provided by the Mortgage Loan Sellers” columns that have not previously been defined are defined in Attachment A and Exhibit 2 to Attachment A.

Exhibit 2 to Attachment A Page 1 of 27

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Address (see Note 1)	Appraisal Report, Engineering Report, Phase I Environmental Report or USPS Internet Site
City (see Note 1)	Appraisal Report, Engineering Report, Phase I Environmental Report or USPS Internet Site
County	Appraisal Report, Engineering Report, Phase I Environmental Report or USPS Internet Site
State (see Note 1)	Appraisal Report, Engineering Report or Phase I Environmental Report
Zip Code	USPS Internet Site, Appraisal Report, Engineering Report or Phase I Environmental Report
General Property Type (see Note 2)	Appraisal Report, Borrower Rent Roll or Underwritten Rent Roll
Property Type Code (see Notes 2 and 3)	Appraisal Report, Borrower Rent Roll or Underwritten Rent Roll
Detailed Property Type	Appraisal Report, Borrower Rent Roll or Underwritten Rent Roll
Unit Description	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement, Tenant Estoppel, Appraisal Report or Underwriter’s Summary Report
Property Size (see Note 4)	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement, Tenant Estoppel, Appraisal Report, Underwriter’s Summary Report, Ground Lease or Engineering Report
Net Rentable Square Feet Number (see Note 5)	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement, Tenant Estoppel, Appraisal Report or Engineering Report
Net Rentable Square Feet Securitization Number (see Note 5)	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement, Tenant Estoppel, Appraisal Report or Engineering Report
Units Beds Rooms Number (see Note 5)	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement, Tenant Estoppel, Appraisal Report or Underwriter’s Summary Report
Units Beds Rooms Securitization Number (see Note 5)	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement, Tenant Estoppel, Appraisal Report or Underwriter’s Summary Report
# of Self Storage Units	Underwritten Rent Roll, Borrower Rent Roll or Appraisal Report
Year Built (see Note 6)	Appraisal Report, Engineering Report or Phase I Environmental Report
Year Renovated (see Note 7)	Appraisal Report, Engineering Report, Phase I Environmental Report or Historical Capex Summary

Exhibit 2 to Attachment A Page 2 of 27

Property Information: (continued)

Characteristic	Source Document(s)

Occupancy (%) (see Note 4)	Underwritten Rent Roll, Borrower Rent Roll, Underwriter’s Summary Report, Lease Agreement, Tenant Estoppel or Appraisal Report
Occupancy Date (see Note 4)	Underwritten Rent Roll, Borrower Rent Roll, Underwriter’s Summary Report, Lease Agreement or Tenant Estoppel
Rent Steps Date	Underwritten Rent Roll

Third Party Information:

Characteristic	Source Document(s)

Appraised Value ($) (see Note 8)	Appraisal Report or Portfolio Appraisal Report
Appraisal Date of Valuation (see Notes 6 and 8)	Appraisal Report or Portfolio Appraisal Report
Appraisal Value Type (As Is / As Stabilized / As Complete)	Appraisal Report
Valuation Source Securitization Code (see Note 3)	Appraisal Report
As-is Appraised Value (see Note 8)	Appraisal Report
As-is Appraisal Date of Valuation	Appraisal Report
Appraisal FIRREA (Y/N)	Appraisal Report
Appraiser Designation	Appraisal Report
Engineering Report Date	Engineering Report
Environmental Phase I Report Date	Phase I Environmental Report
Environmental Phase II (see Note 9)	Phase II Environmental Report
Environmental Phase II Report Date (see Note 10)	Phase II Environmental Report
Environmental Insurance Required (Y/N) (see Note 11)	Environmental Insurance Certificate
Seismic Report Date (see Note 12)	Seismic Report
PML or SEL (%) (see Note 12)	Seismic Report
Earthquake Insurance Required (see Note 12)	Seismic Report
Blanket Insurance Policy (Yes/No)	Property Insurance Certificate, Insurance Review Document or
Single Tenant (Y/N)	Underwritten Rent Roll, Borrower Rent Roll, Appraisal Report, Lease Agreement or Tenant Estoppel

Exhibit 2 to Attachment A Page 3 of 27

Major Tenant Information: (see Notes 4 and 13)

Characteristic	Source Document(s)

Largest Tenant	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement, Tenant Estoppel or Appraisal Report
Largest Tenant Sq Ft	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement, Tenant Estoppel or Appraisal Report
Largest Tenant Lease Expiration (see Note 14)	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement, Tenant Estoppel or Appraisal Report
Second Largest Tenant	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement, Tenant Estoppel or Appraisal Report
Second Largest Tenant Sq Ft	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement, Tenant Estoppel or Appraisal Report
Second Largest Tenant Lease Expiration (see Note 14)	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement, Tenant Estoppel or Appraisal Report
Third Largest Tenant	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement, Tenant Estoppel or Appraisal Report
Third Largest Tenant Sq Ft	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement, Tenant Estoppel or Appraisal Report
Third Largest Tenant Lease Expiration (see Note 14)	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement, Tenant Estoppel or Appraisal Report
Fourth Largest Tenant	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement, Tenant Estoppel or Appraisal Report
Fourth Largest Tenant Sq Ft	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement, Tenant Estoppel or Appraisal Report
Fourth Largest Tenant Lease Expiration (see Note 14)	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement, Tenant Estoppel or Appraisal Report
Fifth Largest Tenant	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement, Tenant Estoppel or Appraisal Report
Fifth Largest Tenant Sq Ft	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement, Tenant Estoppel or Appraisal Report
Fifth Largest Tenant Lease Expiration (see Note 14)	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement, Tenant Estoppel or Appraisal Report

Underwriting Information: (see Note 15)

Characteristic	Source Document(s)

2014 NOI Date	Underwriter’s Summary Report
2014 EGI	Underwriter’s Summary Report
2014 Expenses	Underwriter’s Summary Report
2014 NOI	Underwriter’s Summary Report
2014 NCF	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 4 of 27

Underwriting Information: (continued)

Characteristic	Source Document(s)

2015 NOI Date	Underwriter’s Summary Report
2015 EGI	Underwriter’s Summary Report
2015 Expenses	Underwriter’s Summary Report
2015 NOI	Underwriter’s Summary Report
2015 NCF	Underwriter’s Summary Report
2016 EGI Date	Underwriter’s Summary Report
2016 EGI	Underwriter’s Summary Report
2016 Expenses	Underwriter’s Summary Report
2016 NOI	Underwriter’s Summary Report
2016 NCF	Underwriter’s Summary Report
Most Recent Date	Underwriter’s Summary Report
Most Recent # of months	Underwriter’s Summary Report
Most Recent Description (if past 2016)	Underwriter’s Summary Report
Most Recent EGI (if past 2016) ($)	Underwriter’s Summary Report
Most Recent Expenses (if past 2016) ($)	Underwriter’s Summary Report
Most Recent NOI (if past 2016) ($)	Underwriter’s Summary Report
Most Recent NCF (if past 2016) ($)	Underwriter’s Summary Report
Underwritten EGI ($)	Underwriter’s Summary Report
Underwritten Expenses ($)	Underwriter’s Summary Report
Underwritten Net Operating Income ($)	Underwriter’s Summary Report
Underwritten Replacement / FF&E Reserve ($)	Underwriter’s Summary Report
Underwritten Other Reserve	Underwriter’s Summary Report
Underwritten TI / LC ($)	Underwriter’s Summary Report
Underwritten Net Cash Flow ($)	Underwriter’s Summary Report
ADR ($) (see Note 16)	Underwriter’s Summary Report
RevPAR ($) (see Note 16)	Underwriter’s Summary Report

Mortgage Loan Reserve and Escrow Information:

Characteristic	Source Document(s)

Ongoing Replacement Reserve ($)	Loan Agreement, Closing Statement, Loan Modification Agreement or Reserve and Security Agreement
Replacement Reserve Caps ($)	Loan Agreement, Loan Modification Agreement or Reserve and Security Agreement
Ongoing TI/LC Reserve ($)	Loan Agreement, Closing Statement, Loan Modification Agreement or Reserve and Security Agreement
TI/LC Caps ($)	Loan Agreement, Loan Modification Agreement or Reserve and Security Agreement

Exhibit 2 to Attachment A Page 5 of 27

Mortgage Loan Reserve and Escrow Information: (continued)

Characteristic	Source Document(s)

Ongoing Environmental Reserve ($)	Loan Agreement, Closing Statement, Loan Modification Agreement or Reserve and Security Agreement
Ongoing Deferred Maintenance Reserve ($)	Loan Agreement, Closing Statement, Loan Modification Agreement or Reserve and Security Agreement
Ongoing Debt Service Reserve ($)	Loan Agreement, Closing Statement, Loan Modification Agreement or Reserve and Security Agreement
Ongoing RE Tax Reserve ($)	Closing Statement, Loan Agreement, Loan Modification Agreement, Tax Escrow Analysis, Reserve and Security Agreement or Mortgage/Deed of Trust
Ongoing Insurance Reserve ($)	Closing Statement, Loan Agreement, Loan Modification Agreement, Reserve and Security Agreement or Mortgage/Deed of Trust
Ongoing Other Reserve ($)	Loan Agreement, Closing Statement, Loan Modification Agreement or Reserve and Security Agreement
Other Reserve Description	Loan Agreement, Closing Statement, Loan Modification Agreement or Reserve and Security Agreement
Upfront Replacement Reserve ($)	Closing Statement, Loan Agreement, Loan Modification Agreement or Reserve and Security Agreement
Upfront TI/LC Reserve ($) (see Note 6)	Closing Statement, Loan Agreement, Loan Modification Agreement or Reserve and Security Agreement
Upfront Environmental Reserve ($)	Closing Statement, Loan Agreement, Loan Modification Agreement or Reserve and Security Agreement
Upfront Deferred Maintenance Reserve ($)	Closing Statement, Loan Agreement, Loan Modification Agreement or Reserve and Security Agreement
Upfront Debt Service Reserve ($)	Closing Statement, Loan Agreement, Loan Modification Agreement or Reserve and Security Agreement
Upfront RE Tax Reserve ($)	Closing Statement, Loan Agreement, Loan Modification Agreement or Reserve and Security Agreement
Upfront Insurance Reserve ($)	Closing Statement, Loan Agreement, Loan Modification Agreement or Reserve and Security Agreement
Upfront Other Reserve ($)	Closing Statement, Loan Agreement, Loan Modification Agreement or Reserve and Security Agreement

Exhibit 2 to Attachment A Page 6 of 27

Mortgage Loan Information:

Characteristic	Source Document(s)

Borrower Name	Promissory Note, Loan Agreement or Loan Modification Agreement
Delaware Statutory Trust (Yes/No)?	Promissory Note, Loan Agreement or Loan Modification Agreement
Sponsor	Loan Agreement, Loan Modification Agreement, Guaranty Agreement or Asset Summary Report
Originator	Promissory Note, Loan Agreement or Loan Modification Agreement
Originator Name	Promissory Note, Loan Agreement or Loan Modification Agreement
Originator Entity Type	Promissory Note, Loan Agreement or Loan Modification Agreement
Original Balance ($) (see Note 17)

For all Mortgage Loans:

•  Promissory Note, Loan Agreement, Loan Modification Agreement or Client Provided Schedule

For Underlying Properties associated with Multiple Property Loans:

•  Multiple Property Loan Calculation Methodologies

Loan Structure Code (see Note 3)	Promissory Note, Loan Agreement or Loan Modification Agreement
Pari Passu Companion Loan Original Balance (Non-trust) (see Note 17)	Promissory Note, Loan Agreement, Loan Modification Agreement or Client Provided Schedule
Mortgage Loan Rate (%)	Promissory Note, Loan Agreement, Loan Modification Agreement, Mortgage/Deed of Trust or Client Provided Schedule
Original Interest Rate Type Code (see Note 3)	Promissory Note, Loan Agreement or Loan Modification Agreement
Monthly Debt Service Payment (see Notes 17 and 18)	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Monthly Trust Debt Service Payment (Initial) (see Notes 17 and 18)	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Pari Passu Companion Loan Monthly Debt Service (Non-trust) (see Note 17)	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Amortization Type	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Payment Type Code (see Note 3)	Promissory Note, Loan Agreement or Loan Modification Agreement

Exhibit 2 to Attachment A Page 7 of 27

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Payment Frequency Code (see Note 3)	Promissory Note, Loan Agreement or Loan Modification Agreement
Interest Accrual Method	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Interest Accrual Method Code (see Note 3)	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Interest Only Indicator (see Note 19)	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Maturity Date	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Hyper Amortizing Loan	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Hyper Am Loan Maturity Date	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Due Date	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Grace Period-Late Fee	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Grace Period-Default	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Due on Sale	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Due on Encumbrance	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Mortgage Assumable?	Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Assumption Fee	Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Origination Date	Promissory Note, Loan Agreement, Loan Modification Agreement or Closing Statement
Carve-out Guarantor	Guaranty Agreement, Loan Agreement or Loan Modification Agreement
Recourse	Loan Agreement, Loan Modification Agreement or Guaranty Agreement
Terrorism Insurance Required	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
First Due Date (see Note 20)	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Last IO Due Date	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
First P&I Due Date	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust

Exhibit 2 to Attachment A Page 8 of 27

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Lockbox (see Note 21)	Loan Agreement, Cash Management Agreement, Clearing Account Agreement or Reserve and Security Agreement
Cash Management (see Note 22)	Loan Agreement, Cash Management Agreement, Clearing Account Agreement or Reserve and Security Agreement
Cash Management Triggers	Loan Agreement, Cash Management Agreement, Clearing Account Agreement or Reserve and Security Agreement
DSCR at Trigger Level	Loan Agreement, Cash Management Agreement, Clearing Account Agreement or Reserve and Security Agreement
Prepayment Provision (see Note 23)	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Prepayment Premium Indicator (true / false) (see Note 24)	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Lockout Period (see Notes 23 and 25)	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Lockout Expiration Date (see Notes 23 and 25)	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Defeasance Option Start Date (see Notes 23 and 26)	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Prepayment / Defeasance Begin Date (see Notes 23 and 27)	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Prepayment / Defeasance End Date (see Note 25)	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Prepayment Lock out End Date (see Note 25)	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Day of Month Prepayment Permitted	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Yield Maintenance End Date (see Note 28)	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Prepayment Premiums End Date (see Note 28)	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Open Period Begin Date (see Note 27)	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Open Period (Payments)	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Prepayment Type	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Yield Maintenance Index	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Yield Maintenance Discount	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Yield Maintenance Margin	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust

Exhibit 2 to Attachment A Page 9 of 27

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Yield Maintenance Calculation Method	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Release Provisions (Y/N)	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Single Purpose Borrower (Y/N)	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Condominium Present?	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Tenant In Common (Yes/No)?	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Ownership Interest	Final Title Policy, Marked Title Commitment, Pro Forma Title Policy, Title Policy Commitment or Mortgage/Deed of Trust
Lien Position	Final Title Policy, Marked Title Commitment, Pro Forma Title Policy, Title Policy Commitment or Mortgage/Deed of Trust
Lien Position Securitization Code (see Note 3)	Final Title Policy, Marked Title Commitment, Pro Forma Title Policy, Title Policy Commitment or Mortgage/Deed of Trust
Ground Lease Y/N	Ground Lease, Ground Lease Estoppel, Final Title Policy, Marked Title Commitment, Pro Forma Title Policy or Title Policy Commitment,
Ground Lease Expiration Date	Ground Lease or Ground Lease Estoppel
Annual Ground Lease Payment ($)	Ground Lease or Ground Lease Estoppel
Ground Lease Extension (Y/N)	Ground Lease or Ground Lease Estoppel
# of Ground Lease Extension Options	Ground Lease or Ground Lease Estoppel
Ground Lease Expiration Date after all Extensions	Ground Lease or Ground Lease Estoppel
Cross Collateralized (Y/N)	Promissory Note, Loan Agreement, Loan Modification Agreement or Cross Collateralization Agreement
Crossed Group	Promissory Note, Loan Agreement, Loan Modification Agreement or Cross Collateralization Agreement
Letter of Credit?	Letter of Credit, Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Letter of Credit Balance	Letter of Credit, Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Letter of Credit Description	Letter of Credit, Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust

Exhibit 2 to Attachment A Page 10 of 27

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

B Note Original Amount (see Note 29)	Promissory Note, Loan Agreement, Loan Modification Agreement, Mortgage/Deed of Trust or Secondary Financing Documents
B Note Interest Rate (see Notes 17 and 29)	Promissory Note, Loan Agreement, Loan Modification Agreement, Secondary Financing Documents or Client Provided Schedule
B Note Maturity Date (see Note 29)	Promissory Note, Loan Agreement, Loan Modification Agreement, Mortgage/Deed of Trust or Secondary Financing Documents
B Note Annual Payment (see Notes 17 and 29)	Promissory Note, Loan Agreement, Loan Modification Agreement, Mortgage/Deed of Trust or Secondary Financing Documents
Name of Mezzanine Lender (see Note 29)	Promissory Note, Loan Agreement, Loan Modification Agreement, Mortgage/Deed of Trust or Secondary Financing Documents
Mezzanine Debt Original Amount (see Note 29)	Promissory Note, Loan Agreement, Loan Modification Agreement, Mortgage/Deed of Trust or Secondary Financing Documents
Mezzanine Debt Interest Rate (see Note 29)	Secondary Financing Documents
Mezzanine Debt Maturity Date (see Note 29)	Secondary Financing Documents
Mezzanine Debt Annual Payment (see Note 29)	Secondary Financing Documents
Other Subordinate Debt Balance (see Note 29)	Promissory Note, Loan Agreement, Loan Modification Agreement, Mortgage/Deed of Trust, Secondary Financing Documents or Closing Statement
Other Subordinate Debt Type (see Note 29)	Promissory Note, Loan Agreement, Loan Modification Agreement, Mortgage/Deed of Trust, Secondary Financing Documents or Closing Statement
Future Debt Permitted? (Yes/No)	Loan Agreement or Loan Modification Agreement
Loan Purpose	Closing Statement or Asset Summary Report
Property Manager	Management Agreement, Operating Agreement, Loan Agreement or Loan Modification Agreement
Hotel Franchise Flag	Franchise Agreement, Franchise Agreement Amendment, Operating Agreement or Loan Agreement
Franchise Agreement Expiration	Franchise Agreement, Franchise Agreement Amendment, Operating Agreement or Loan Agreement
Transaction(s) if Previously Securitized (see Note 30)	Bloomberg Screenshot or Trepp Screenshot

Exhibit 2 to Attachment A Page 11 of 27

Sources Information:

Characteristic	Source Document(s)

Loan Amount (sources)	Closing Statement or Loan Agreement
Subordinate Debt	Promissory Note, Loan Agreement, Loan Modification Agreement, Mortgage/Deed of Trust or Secondary Financing Documents
Other Sources	Closing Statement

Uses Information:

Characteristic	Source Document(s)

Loan Payoff	Closing Statement
Purchase Price	Closing Statement, Purchase and Sale Agreement or Purchase Price Schedule
Closing Costs	Closing Statement
Reserves	Closing Statement, Loan Agreement, Loan Modification Agreement or Reserve and Security Agreement
Other Uses	Closing Statement

Notes:

1.	For the purpose of comparing the:
a.	Address,
b.	City and
c.	State

characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to ignore differences that are due to standard postal abbreviations.

2.	For the purpose of comparing the “General Property Type” and “Property Type Code” characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the property type that accounts for the majority of the mortgaged property’s base rent (except for the mortgaged properties that are described in the succeeding paragraph of this Note 2), as shown in the applicable Source Document(s).

Exhibit 2 to Attachment A Page 12 of 27

Notes: (continued)

2. (continued)

For the mortgaged properties identified on the Combined Data File as:

a.	Wimbledon,
b.	Palmdale Place,
c.	Moreno Valley,
d.	Town Center at Levis Commons,
e.	3rd & Pine Seattle Retail & Parking,
f.	Axcelis Corporate Center,
g.	8800 Queen Avenue South,
h.	530 Spring Retail & Parking and
i.	108-110 West Broughton Street (the “108-110 West Broughton Street Mortgage Loan”),

each of which is secured by more than one property type, as shown in the applicable Source Document(s), CREFI, Morgan Stanley and Bank of America, on behalf of the Depositor, instructed us to use “Mixed Use” for the “General Property Type” characteristic and “MU” for the “Property Type Code” characteristic.

3.	For the purpose of comparing the:
a.	Property Type Code,
b.	Valuation Source Securitization Code,
c.	Loan Structure Code,
d.	Original Interest Rate Type Code,
e.	Payment Type Code,
f.	Payment Frequency Code,
g.	Interest Accrual Method Code and
h.	Lien Position Securitization Code

characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the applicable Source Document(s) listed for each characteristic and the corresponding information relating to such characteristic that is contained in the EDGAR ABS XML Technical Specification Document.

4.	For the purpose of comparing the “Property Size,” “Occupancy (%)” and “Major Tenant Information” characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to include any improvements associated with ground lease tenants, as shown in the applicable Source Document(s).

For each Mortgage Loan and Underlying Property on the Combined Data File with the “Single Tenant (Y/N)” characteristic as “Yes” (except for the Underlying Property identified on the Combined Data File as “Airport One Office Park”), CREFI, Morgan Stanley and Starwood, on behalf of the Depositor, instructed us to use the Cut-off Date of the related Mortgage Loan for the “Occupancy Date” characteristic.

Exhibit 2 to Attachment A Page 13 of 27

Notes: (continued)

5.	The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to perform procedures on the “Net Rentable Square Feet Number” and “Net Rentable Square Feet Securitization Number” characteristics only for mortgaged properties on the Combined Data File with the “General Property Type” characteristic as “Office,” “Retail,” “Self Storage,” “Mixed Use,” “Various” or “Industrial”. For each mortgaged property on the Combined Data File that does not have the “General Property Type” characteristic as “Office,” “Retail,” “Self Storage,” “Mixed Use,” “Various” or “Industrial,” the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “<blank>” for the “Net Rentable Square Feet Number” and “Net Rentable Square Feet Securitization Number” characteristics.

The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to perform procedures on the “Units Beds Rooms Number” and “Units Beds Rooms Securitization Number” characteristics only for:

a.	Mortgaged properties on the Combined Data File with the “General Property Type” characteristic as “Self Storage,” “Hospitality,” “Multifamily” or “Manufactured Housing Community” and
b.	The 108-110 West Broughton Street Mortgage Loan, which is a mixed use mortgage property with a multifamily component.

Except for the 108-110 West Broughton Street Mortgage Loan, each mortgaged property on the Combined Data File that does not have the “General Property Type” characteristic as “Self Storage,” “Hospitality,” “Multifamily” or “Manufactured Housing Community,” the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “<blank>” for the “Units Beds Rooms Number” and “Units Beds Rooms Securitization Number” characteristics.

6.	For each Mortgage Loan listed in Table A1, Morgan Stanley and CREFI, on behalf of the Depositor, instructed us to use the information in the “Provided Value” column for the applicable characteristic listed in Table A1, even though the information in the “Provided Value” column did not agree with the information in the “Source Document Value” column that was shown in the applicable Source Document(s).

Table A1:
Mortgage Loan Seller	Mortgage Loan	Underlying Property	Characteristic	Source Document Value	Provided Value

Morgan Stanley	Park Place East and Park Place West	NAP	Upfront TI/LC Reserve ($)	750,000.00	512,194.83
Morgan Stanley	Extra Space Self Storage Portfolio	Brookfield - Federal Road	Year Built	1988	1988, 2001
Morgan Stanley	Extra Space Self Storage Portfolio	Lake Elsinore - Central Avenue	Year Built	2000	2000, 2013
Morgan Stanley	Extra Space Self Storage Portfolio	Hemet - South Sanderson	Year Built	1985	1985, 2002
Morgan Stanley	Extra Space Self Storage Portfolio	Phoenix - West Peoria	Year Built	1980	1980, 1998
Morgan Stanley	Extra Space Self Storage Portfolio	Memphis - Mount Moriah Terrace	Year Built	1982	1982, 1997
Morgan Stanley	Extra Space Self Storage Portfolio	Memphis - Covington Way	Year Built	1984	1984, 1997
CREFI	Courtyard Reno	NAP	Appraisal Date of Valuation	1/2/2018	1/1/2020

Exhibit 2 to Attachment A Page 14 of 27

Notes: (continued)

6. (continued)

We performed no procedures to determine the accuracy, completeness or reasonableness of the “Provided Value” information in Table A1 that was provided by Morgan Stanley and CREFI, on behalf of the Depositor.

7.	For the Mortgage Loan identified on the Combined Data File as “Extra Space Self Storage Portfolio Mortgage Loan” (the “Extra Space Self Storage Portfolio Mortgage Loan”), which is a Multiple Property Loan, Morgan Stanley, on behalf of the Depositor, instructed us to use “NAP” for the “Year Renovated” characteristic for each Underlying Property, even if the applicable Source Documents identified renovations at the related Underlying Property.

8.	For the mortgaged properties on the Combined Data File with the “Appraisal Value Type As Is / As Stabilized / As Complete” characteristic as “Hypothetical Market Value As Is,” or “As Complete,” Starwood and CREFI, on behalf of the Depositor, instructed us to use the corresponding appraised value and date associated with such appraised value, each as shown in the applicable Source Document, for the “Appraised Value ($)” and “Appraisal Date of Valuation” characteristics, respectively.

For the Mortgage Loan identified on the Combined Data File as “Extra Space - TIAA Storage Portfolio” (the “Extra Space - TIAA Storage Portfolio Mortgage Loan”), which is a Multiple Property Loan:

a.	The appraisal report Source Documents contain individual appraised values for each of the 24 Underlying Properties, which total $357,990,000 in the aggregate and
b.	The portfolio appraisal report Source Document contains a portfolio appraised value for the combined portfolio of $394,160,000.

For the purpose of comparing the “Appraised Value ($)” characteristic for the Extra Space - TIAA Storage Portfolio Mortgage Loan, Bank of America, on behalf of the Depositor, instructed us to use the portfolio appraised value of $394,160,000 that is shown in the portfolio appraisal report Source Document for the combined portfolio. For the purpose of comparing the “Appraised Value ($)” characteristic for each Underlying Property that secures the Extra Space - TIAA Storage Portfolio Mortgage Loan, Bank of America, on behalf of the Depositor, instructed us to use the individual appraised value for each Underlying Property, as shown in the applicable appraisal report Source Document (even though the sum of these Underlying Property appraised values does not equal the $394,160,000 “Appraised Value ($)” that is shown on the Combined Data File for the Extra Space - TIAA Storage Portfolio Mortgage Loan).

Exhibit 2 to Attachment A Page 15 of 27

Notes: (continued)

8. (continued)

For the purpose of comparing the “Appraisal Date of Valuation” characteristic for the Extra Space - TIAA Storage Portfolio Mortgage Loan, Bank of America, on behalf of the Depositor, instructed us to use “Various.” For the purpose of comparing the “Appraisal Date of Valuation” characteristic for each Underlying Property that secures the Extra Space - TIAA Storage Portfolio Mortgage Loan, Bank of America, on behalf of the Depositor, instructed us to use the individual dates of valuation for each Underlying Property, as shown in the applicable appraisal report Source Document.

For Extra Space Self Storage Portfolio Mortgage Loan, which is a Multiple Property Loan:

a.	The appraisal report Source Documents contain individual appraised values for each of the 36 Underlying Properties, which total $282,650,000 in the aggregate and
b.	The portfolio appraisal report Source Document contains a portfolio appraised value for the combined portfolio of $299,250,000.

For the purpose of comparing the “Appraised Value ($)” characteristic for the Extra Space Self Storage Portfolio Mortgage Loan, Morgan Stanley, on behalf of the Depositor, instructed us to use the portfolio appraised value of $299,250,000 that is shown in the portfolio appraisal report Source Document for the combined portfolio. For the purpose of comparing the “Appraised Value ($)” characteristic for each Underlying Property that secures the Extra Space Self Storage Portfolio Mortgage Loan, Morgan Stanley, on behalf of the Depositor, instructed us to use the individual appraised value for each Underlying Property, as shown in the applicable appraisal report Source Document (even though the sum of these Underlying Property appraised values does not equal the $299,250,000 “Appraised Value ($)” that is shown on the Combined Data File for the Extra Space Self Storage Portfolio Mortgage Loan).

For the purpose of comparing the “Appraisal Date of Valuation” characteristic for the Extra Space Self Storage Portfolio Mortgage Loan, Morgan Stanley, on behalf of the Depositor, instructed us to use the date of valuation relating to the “As Portfolio” appraised value that is shown in the portfolio appraisal report Source Document for the combined portfolio. For the purpose of comparing the “Appraisal Date of Valuation” characteristic for each Underlying Property that secures the Extra Space Self Storage Portfolio Mortgage Loan, Morgan Stanley, on behalf of the Depositor, instructed us to use the individual dates of valuation for each Underlying Property, as shown in the applicable appraisal report Source Document.

Exhibit 2 to Attachment A Page 16 of 27

Notes: (continued)

8. (continued)

For the Mortgage Loan identified on the Combined Data File as “Stor-All New Orleans Portfolio” (the “Stor-All New Orleans Portfolio Mortgage Loan”), which is a Multiple Property Loan:

a.	The appraisal report Source Documents contain individual appraised values for each of the two Underlying Properties, which total $37,850,000 in the aggregate and
b.	The portfolio appraisal report Source Document contains a portfolio appraised value for the combined portfolio of $39,570,000.

For the purpose of comparing the “Appraised Value ($)” characteristic for the Stor-All New Orleans Portfolio Mortgage Loan, Bank of America, on behalf of the Depositor, instructed us to use the portfolio appraised value of $39,570,000 that is shown in the portfolio appraisal report Source Document for the combined portfolio. For the purpose of comparing the “Appraised Value ($)” characteristic for each Underlying Property that secures the Stor-All New Orleans Portfolio Mortgage Loan, Bank of America, on behalf of the Depositor, instructed us to use the individual appraised value for each Underlying Property, as shown in the applicable appraisal report Source Document (even though the sum of these Underlying Property appraised values does not equal the $39,570,000 “Appraised Value ($)” that is shown on the Combined Data File for the Stor-All New Orleans Portfolio Mortgage Loan).

For the purpose of comparing the “Appraisal Date of Valuation” characteristic for the Stor-All New Orleans Portfolio Mortgage Loan, Bank of America, on behalf of the Depositor, instructed us to use “12/18/2017.” For the purpose of comparing the “Appraisal Date of Valuation” characteristic for each Underlying Property that secures the Stor-All New Orleans Portfolio Mortgage Loan, Bank of America, on behalf of the Depositor, instructed us to use the individual dates of valuation for each Underlying Property, as shown in the applicable appraisal report Source Document.

For the purpose of comparing the “Appraised Value ($)” and “As-is Appraised Value” characteristics for the Mortgage Loan identified on the Combined Data File as “Northtown Plaza” (the “Northtown Plaza Mortgage Loan”), Starwood, on behalf of the Depositor, instructed us to use the sum of:

a.	The “As Is Market Value” of $3,030,000 and
b.	The “United Super Market Ground Lease (Leased Fee)” appraised value of $7,830,000,

both as shown in the appraisal report Source Document.

9.	For the purpose of comparing the “Environmental Phase II” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “Yes” if there is a phase II environmental report Source Document in the related loan file.

Exhibit 2 to Attachment A Page 17 of 27

Notes: (continued)

10.	For the purpose of comparing the “Environmental Phase II Report Date” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “NAP” if the “Environmental Phase II” characteristic on the Combined Data File is “No” and there is not a phase II environmental report Source Document in the related loan file.

11.	For the purpose of comparing the “Environmental Insurance Required (Y/N)” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “Yes” if there is a certificate of environmental insurance Source Document in the related loan file which indicates that environmental insurance is in place. We performed no procedures to determine if any Mortgage Loan and/or mortgaged property on the Combined Data File that did not contain an environmental insurance certificate Source Document in the related loan file was required to obtain environmental insurance for the related mortgaged property.

12.	The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to perform procedures on the “Seismic Report Date” and “PML or SEL (%)” characteristics only for the Mortgage Loans and/or mortgaged properties (if any) that contained a seismic report Source Document in the related loan file. For each Mortgage Loan and/or mortgaged property on the Combined Data File that does not contain a seismic report Source Document in the related loan file, the Depositor instructed us to use “NAP” for the “Seismic Report Date” and “PML or SEL (%)” characteristics.

For each Mortgage Loan and/or mortgaged property on the Combined Data File, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “Yes” for the “Earthquake Insurance Required” characteristic if the “PML or SEL (%)” value on the Combined Data File is greater than or equal to 20%. If the “PML or SEL (%)” value on the Combined Data File is less than 20% or is “NAP” (as described in the preceding paragraph of this Note 12), the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “No” for the “Earthquake Insurance Required” characteristic.

13.	For the purpose of comparing the “Major Tenant Information” characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to consider the tenant that pays the higher monthly rent as the larger tenant for tenants with the same square footage, all as shown in the applicable Source Document(s). Furthermore, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to consider the tenant that has the later lease expiration date as the larger tenant for tenants with the same square footage and monthly rent, all as shown in the applicable Source Document(s).

For the purpose of comparing the “Major Tenant Information” characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to combine multiple spaces leased by the same tenant, and for those tenants with multiple lease expirations, to use the lease expiration date for the leases associated with the spaces which together have the largest square footage and the same lease expiration date, all as shown in the applicable Source Document(s).

Exhibit 2 to Attachment A Page 18 of 27

Notes: (continued)

14.	For the purpose of comparing the:
a.	Largest Tenant Lease Expiration,
b.	Second Largest Tenant Lease Expiration,
c.	Third Largest Tenant Lease Expiration,
d.	Fourth Largest Tenant Lease Expiration and
e.	Fifth Largest Tenant Lease Expiration

characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the last day of the applicable month if the applicable Source Document(s) only showed the month and year of expiration.

15.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to ignore differences of +/- $1 or less.

16.	The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to perform procedures on the “ADR ($)” and “RevPAR ($)” characteristics only for mortgaged properties on the Combined Data File with the “General Property Type” characteristic as “Hospitality” (each, a “Hospitality Property”). For each mortgaged property on the Combined Data File that is not a Hospitality Property, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “NAP” for the “ADR ($)” and “RevPAR ($)” characteristics.

For the purpose of comparing the “ADR ($)” and “RevPAR ($)” characteristics for the Hospitality Properties, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the “most recent” or “trailing 12 month” values, as applicable, as shown in the underwriter’s summary report Source Document.

17.	The Mortgage Loan Sellers, on behalf of the Depositor, indicated that the Mortgage Loans listed in Table A2 (each, a “Pari Passu Mortgage Loan”) are each comprised of one or more portions of a mortgage whole loan (each, a “Whole Loan”) which also has one or more pari passu portions that will not be assets of the Issuing Entity (each, a “Senior Companion Loan”). Additionally, CREFI, on behalf of the Depositor, indicated that with respect to the Mortgage Loan identified on the Combined Data File as “Red Building” (the “Red Building Mortgage Loan”), the related Whole Loan (the “Red Building Whole Loan”) also has two B-Notes that will not be assets of the Issuing Entity (collectively, the “Red Building B-Notes) and one C-Note that will not be an asset of the Issuing Entity (the “Red Building C-Note,” together with the Red Building B-Notes, the “Red Building Subordinate Companion Loans”).

Exhibit 2 to Attachment A Page 19 of 27

Notes: (continued)

17. (continued)

For each Whole Loan listed in Table A2, the applicable Source Document or other schedule provided by the Mortgage Loan Sellers, on behalf of the Depositor (a “Client Provided Schedule,” together with the Source Documents, the “Data Sources”), listed in the “Data Source(s)” column of Table A2 indicates that the Whole Loan was split into multiple components which are pari passu with each other, and also with respect to the Red Building Mortgage Loan, multiple components that are subordinate to the related Mortgage Loan and Senior Companion Loan (each such component, a “Note Component”), which are listed in the “Note Component(s)” column of Table A2:

Table A2:
Mortgage Loan Seller	Whole Loan	Mortgage Loan and Companion Loan(s)	Note Component(s)	Amortization Type	Data Source(s)

Bank of America	Extra Space - TIAA Storage Portfolio	Mortgage Loan Senior Companion Loans	A-1 A-2, A-3	Interest Only	Loan Agreement

CREFI	The SoCal Portfolio	Mortgage Loan Senior Companion Loans	A-1-1 A-1-2, A-1-3, A-1-4, A-2-1, A-2-2	Interest Only, Then Amortizing	Loan Modification Agreement

Morgan Stanley	Extra Space Self Storage Portfolio	Mortgage Loan Senior Companion Loans	A-3 A-1, A2	Interest Only	Loan Agreement

CREFI	Red Building	Mortgage Loan Senior Companion Loan Subordinate Companion Loans	A-2 A-1 B-1, B-2, C	Interest Only	Client Provided Schedule

Morgan Stanley	Axcelis Corporate Center	Mortgage Loan Senior Companion Loan	A-1 A-2	Amortizing	Loan Modification Agreement

Morgan Stanley	One Newark Center	Mortgage Loan Senior Companion Loans	A-1 A-2, A-3	Interest Only, Then Amortizing	Loan Modification Agreement

CREFI	Braddock Metro Center	Mortgage Loan Senior Companion Loan	A-2 A-1	Interest Only, Then Amortizing	Loan Modification Agreement

Starwood	Cross Point	Mortgage Loan Senior Companion Loans	A-5, A-6 A-1, A-2, A-3, A-4, A-7, A-8, A-9, A-10	Interest Only	Promissory Notes and Loan Agreement

Starwood	Fort Knox Executive Park	Mortgage Loan Senior Companion Loan	A-1 A-2	Amortizing	Loan Agreement

Bank of America	Warwick Mall	Mortgage Loan Senior Companion Loans	A-3 A-1, A-2	Interest Only, Then Amortizing	Loan Modification Agreement

CREFI	Two Harbor Point Square	Mortgage Loan Senior Companion Loans	A-1-A A-1-B, A-2	Interest Only, Then Amortizing	Loan Modification Agreement

Exhibit 2 to Attachment A Page 20 of 27

Notes: (continued)

17. (continued)

For the purpose of comparing the “Original Balance ($)” characteristic for each Pari Passu Mortgage Loan, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use information in the applicable Data Source listed in the “Data Source(s)” column of Table A2 for the “Note Component(s)” listed in the “Note Component(s)” column of Table A2 that are associated with the “Mortgage Loan” component(s) of each Whole Loan that are listed in the “Mortgage Loan and Companion Loan(s)” column of Table A2.

For the purpose of comparing the “Pari Passu Companion Loan Original Balance (Non-trust)” characteristic for each Pari Passu Mortgage Loan, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use information in the applicable Data Source listed in the “Data Source(s)” column of Table A2 for the “Note Component(s)” listed in the “Note Component(s)” column of Table A2 that are associated with the “Senior Companion Loan(s)” component(s) of each Whole Loan that are listed in the “Mortgage Loan and Companion Loan(s)” column of Table A2.

For the purpose of comparing the “Pari Passu Companion Loan Monthly Debt Service (Non-trust)” characteristic for each Pari Passu Mortgage Loan with “Interest Only” listed in the “Amortization Type” column of Table A2, each of which has the “Interest Accrual Method” characteristic as “Actual/360” on the Combined Data File, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to recalculate the “Pari Passu Companion Loan Monthly Debt Service (Non-trust)” as 1/12th of the product of:

a.	The “Pari Passu Companion Loan Original Balance (Non-trust),” as shown on the Combined Data File,
b.	The interest rate for the related Senior Companion Loan(s), as shown in the applicable Data Source(s), and
c.	365/360.

For the purpose of comparing the “B Note Interest Rate” characteristic for the Red Building Mortgage Loan, which relates to the interest rate for both the Red Building B-Notes and Red Building C-Note, CREFI, on behalf of the Depositor, instructed us to use the weighted average of the interest rates for the Red Building B-Notes and Red Building C-Note, weighted by the original principal balances of the Red Building B-Notes and Red Building C-Note, respectively, all as shown on the Client Provided Schedule for the Red Building Mortgage Loan.

Exhibit 2 to Attachment A Page 21 of 27

Notes: (continued)

17. (continued)

For the purpose of comparing the “B Note Annual Payment” characteristic for the Red Building Mortgage Loan, which has “Interest Only” listed in the “Amortization Type” column of Table A2, “Subordinate Companion Loan(s)” listed in the “Mortgage Loan and Companion Loan(s)” column of Table A2 and the “Interest Accrual Method” characteristic as “Actual/360” on the Combined Data File, CREFI, on behalf of the Depositor, instructed us to recalculate the “B Note Annual Payment” as the product of:

a.	The “B Note Original Amount,” as shown on the Combined Data File,
b.	The “B Note Interest Rate,” as shown on the Combined Data File, and
c.	365/360.

For the purpose of comparing the “Monthly Debt Service Payment” characteristic for each Pari Passu Mortgage Loan with “Interest Only, Then Amortizing” listed in the “Amortization Type” column of Table A2 (each, a “Partial IO Pari Passu Mortgage Loan”), CREFI, Morgan Stanley and Bank of America, on behalf of the Depositor, instructed us to use the pro-rata portion of the monthly debt service following the expiration of the “Original Interest-Only Period (Mos.)” (as defined in Item 9. of Attachment A) for the related Whole Loan that is shown in the applicable Data Sources, based on the ratio of the “Original Balance ($)” of the Mortgage Loan, as shown on the Combined Data File, to the original balance of the related Whole Loan, as shown in the applicable Data Source(s).

For the purpose of comparing the “Pari Passu Companion Loan Monthly Debt Service (Non-trust)” characteristic for each Partial IO Pari Passu Mortgage Loan, CREFI, Morgan Stanley and Bank of America, on behalf of the Depositor, instructed us to use the pro-rata portion of the monthly debt service following the expiration of the “Original Interest-Only Period (Mos.)” for the related Whole Loan that is shown in the applicable Data Source(s), based on the ratio of the “Pari Passu Companion Loan Original Balance (Non-trust),” as shown on the Combined Data File, to the original balance of the related Whole Loan, as shown in the applicable Data Source(s).

For the purpose of comparing the “Monthly Debt Service Payment” and “Monthly Trust Debt Service Payment (Initial)” characteristics for each Pari Passu Mortgage Loan with “Amortizing” listed in the “Amortization Type” column of Table A2, Morgan Stanley and Starwood, on behalf of the Depositor, instructed us to use the pro-rata portion of the monthly debt service for the related Whole Loan that is shown in the applicable Data Source(s), based on the ratio of the “Original Balance ($)” of the Mortgage Loan, as shown on the Combined Data File, to the original balance of the related Whole Loan, as shown in the applicable Data Source(s).

Exhibit 2 to Attachment A Page 22 of 27

Notes: (continued)

17. (continued)

For the purpose of comparing the “Pari Passu Companion Loan Monthly Debt Service (Non-trust)” characteristic for each Pari Passu Mortgage Loan with “Amortizing” listed in the “Amortization Type” column of Table A2, Morgan Stanley and Starwood, on behalf of the Depositor, instructed us to use the pro-rata portion of the monthly debt service for the related Whole Loan that is shown in the applicable Data Source(s), based on the ratio of the “Pari Passu Companion Loan Original Balance (Non-trust),” as shown on the Combined Data File, to the original balance of the related Whole Loan, as shown in the applicable Data Source(s).

Except as described in Table A2 and this Note 17, we did not use the Client Provided Schedules for the purpose of comparing the:

a.	Original Balance ($),
b.	Pari Passu Companion Loan Original Balance (Non-trust) and
c.	B Note Interest Rate

characteristics for any other Mortgage Loan.

For each Mortgage Loan that is not a Pari Passu Mortgage Loan, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “<blank>” for the “Pari Passu Companion Loan Original Balance (Non-trust)” and “Pari Passu Companion Loan Monthly Debt Service (Non-trust)” characteristics.

18.	For the purpose of comparing the “Monthly Debt Service Payment” and “Monthly Trust Debt Service Payment (Initial)” characteristics for each Mortgage Loan on the Combined Data File with the “Amortization Type” characteristic as “Interest Only” (each, an “Interest Only Loan”), all of which have the “Interest Accrual Method” characteristic as “Actual/360” on the Combined Data File, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to recalculate the “Monthly Debt Service Payment” and “Monthly Trust Debt Service Payment (Initial)” characteristics as 1/12th of the product of:
a.	The “Original Balance ($),” as shown on the Combined Data File,
b.	The “Mortgage Loan Rate (%),” as shown on the Combined Data File, and
c.	365/360.

For the purpose of comparing the “Monthly Debt Service Payment” characteristic for each Mortgage Loan on the Combined Data File with the “Amortization Type” characteristic as “Interest Only, Then Amortizing” (each, a “Partial I/O Loan”) (except for the Partial IO Pari Passu Mortgage Loans, which are described in Note 17), the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the “Monthly Debt Service Payment” following the expiration of the “Original Interest-Only Period (Mos.),” as shown in the applicable Source Document.

Exhibit 2 to Attachment A Page 23 of 27

Notes: (continued)

18. (continued)

For the purpose of comparing the “Monthly Trust Debt Service Payment (Initial)” characteristic for each Partial I/O Loan, each of which has the “Interest Accrual Method” characteristic as “Actual/360” on the Combined Data File, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to recalculate the “Monthly Trust Debt Service Payment (Initial)” characteristic as 1/12th of the product of:

a.	The “Original Balance ($),” as shown on the Combined Data File,
b.	The “Mortgage Loan Rate (%),” as shown on the Combined Data File, and
c.	365/360.

19.	For the purpose of comparing the “Interest Only Indicator” characteristic for each Mortgage Loan on the Combined Data File, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “true” for each Interest Only Loan and Partial I/O Loan. For each Mortgage Loan that is not an Interest Only Loan or Partial I/O Loan, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “false” for the “Interest Only Indicator” characteristic.

20.	For the purpose of comparing the “First Due Date” characteristic for each Mortgage Loan on the Combined Data File where the applicable Source Document does not define the first due date, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to assume that the “First Due Date” is the “Due Date” after the end of the first full interest accrual period, as shown in the applicable Source Document.

21.	For the purpose of comparing the “Lockbox” characteristic for each Mortgage Loan on the Combined Data File, the Depositor instructed us to use the following definitions:
a.	Hard - the borrower is required to direct the tenants to pay rents directly to a lockbox account controlled by the lender. Mortgage Loans secured by hospitality, multifamily and manufactured housing community mortgaged properties are considered to have a hard lockbox if credit card receivables are required to be deposited directly into the lockbox account even though cash, checks or “over the counter” receipts are deposited by the borrower or property manager of the related mortgaged property into the lockbox account controlled by the lender,
b.	Soft - the borrower is required to deposit or cause the property manager to deposit all rents collected into a lockbox account. Mortgage Loans secured by hospitality, multifamily and manufactured housing community mortgaged properties are considered to have a soft lockbox if credit card receivables, cash, checks or “over the counter” receipts are deposited into the lockbox account by the borrower or property manager and
c.	Springing - a lockbox that is not currently in place, but the loan documents require the imposition of a lockbox account upon the occurrence of an event of default or one or more specified trigger events under the applicable Source Document(s).

Exhibit 2 to Attachment A Page 24 of 27

Notes: (continued)

22.	For the purpose of comparing the “Cash Management” characteristic for each Mortgage Loan on the Combined Data File, the Depositor instructed us to use the following definitions:
a.	In Place - for funds directed into a lockbox, such funds are generally not made immediately available to the borrower, but instead are forwarded to a cash management account controlled by the lender and the funds are disbursed according to the loan documents, with any excess remitted to the borrower (unless an event of default or one or more specified trigger events under the applicable Source Document(s) have occurred and are outstanding) generally on a daily basis and
b.	Springing - until the occurrence of an event of default or one or more specified trigger events under the loan documents, funds in the lockbox are forwarded to an account controlled by the borrower or are otherwise made available to the borrower. Upon the occurrence of an event of default or one or more specified trigger events under the applicable Source Document(s), funds in the lockbox are forwarded to a cash management account controlled by the lender, and the funds are disbursed according to the applicable Source Document(s).

23.	For the purpose of comparing the:
a.	Prepayment Provision,
b.	Lockout Period,
c.	Lockout Expiration Date,
d.	Defeasance Option Start Date and
e.	Prepayment / Defeasance Begin Date

characteristics for each Pari Passu Mortgage Loan, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to assume that the entire “Loan” (as defined in the applicable Source Document) has been securitized.

24.	For the purpose of comparing the “Prepayment Premium Indicator (true / false)” characteristic for each Mortgage Loan on the Combined Data File, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “true” for each Mortgage Loan that can be prepaid with yield maintenance. For Mortgage Loans that cannot be prepaid with yield maintenance, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “false” for the “Prepayment Premium Indicator (true / false)” characteristic.

Exhibit 2 to Attachment A Page 25 of 27

Notes: (continued)

25.	For the purpose of comparing the “Lockout Expiration Date” characteristic for each Mortgage Loan on the Combined Data File (except for the Mortgage Loan identified on the Combined Data File as “Two Harbor Point Square” (the “Two Harbor Point Square Mortgage Loan”), which is described in the fourth paragraph of this Note 25), the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the day prior to the first “Due Date” which occurs during the defeasance period for Mortgage Loans that allow for defeasance and the day prior to the first “Due Date” which occurs during the yield maintenance period for Mortgage Loans that can be prepaid with yield maintenance. If a Mortgage Loan allows for both defeasance and prepayment with yield maintenance, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the earlier of the dates described in the preceding sentence for the purpose of comparing the “Lockout Expiration Date” characteristic.

For the purpose of comparing the “Prepayment / Defeasance End Date” characteristic for each Mortgage Loan on the Combined Data File, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the day prior to the first “Due Date” which occurs during the open period.

For the purpose of comparing the “Prepayment Lock Out End Date” characteristic for each Mortgage Loan on the Combined Data File (except for the Two Harbor Point Square Mortgage Loan, which is described in the succeeding paragraph of this Note 25), the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the day prior to the first “Due Date” which occurs during the open period for Mortgage Loans that allow for defeasance and the day prior to the first “Due Date” which occurs during the yield maintenance period for Mortgage Loans that can be prepaid with yield maintenance. If a Mortgage Loan allows for both defeasance and prepayment with yield maintenance, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the earlier of the dates described in the preceding sentence for the purpose of comparing the “Prepayment Lock Out End Date” characteristic.

For the Two Harbor Point Square Mortgage Loan, for which there is no lockout period, CREFI, on behalf of the Depositor, instructed us to use “NAP” for the “Lockout Period,” “Lockout Expiration Date” and “Prepayment Lock Out End Date” characteristics.

26.	For the purpose of comparing the “Defeasance Option Start Date” characteristic for the Mortgage Loans that allow for defeasance, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the first “Due Date” in the defeasance period. For Mortgage Loans that do not allow for defeasance, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “<blank>” for the “Defeasance Option Start Date” characteristic.

Exhibit 2 to Attachment A Page 26 of 27

Notes: (continued)

27.	For the purpose of comparing the “Prepayment / Defeasance Begin Date” characteristic for each Mortgage Loan on the Combined Data File, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the first “Due Date” which occurs during the defeasance period for Mortgage Loans that allow for defeasance and the first “Due Date” which occurs during the yield maintenance period for Mortgage Loans that can be prepaid with yield maintenance. If a Mortgage Loan allows for both defeasance and prepayment with yield maintenance, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the earlier of the dates described in the preceding sentence for the purpose of comparing the “Prepayment / Defeasance Begin Date” characteristic.

For the purpose of comparing the “Open Period Begin Date” characteristic for each Mortgage Loan on the Combined Data File, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use first “Due Date” which occurs during the open period.

28.	For the purpose of comparing the “Yield Maintenance End Date” and “Prepayment Premiums End Date” characteristics for Mortgage Loans that can be prepaid with yield maintenance, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the day prior to the first “Due Date” in the open period. For Mortgage Loans that cannot be prepaid with yield maintenance, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “<blank>” for the “Yield Maintenance End Date” and “Prepayment Premiums End Date” characteristics.

29.	The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to perform procedures on the:
a.	B Note Original Amount,
b.	B Note Interest Rate,
c.	B Note Maturity Date,
d.	B Note Annual Payment
e.	Name of Mezzanine Lender,
f.	Mezzanine Debt Original Amount,
g.	Mezzanine Debt Interest Rate,
h.	Mezzanine Debt Maturity Date,
i.	Mezzanine Debt Annual Payment,
j.	Other Subordinate Debt Balance and
k.	Other Subordinate Debt Type

characteristics only for Mortgage Loans on the Combined Data File for which either:

i.	The loan agreement and/or loan modification Source Documents describe the existence of any additional debt or
ii.	The Mortgage Loan Sellers, on behalf of the Depositor, provided us with certain mezzanine or subordinate loan agreements, intercreditor agreements, B-Notes, subordination and standstill agreements, preferred equity agreements and/or other secondary financing documents, if applicable (collectively, the “Secondary Financing Documents”) that describe the existence of any additional debt, or in the case of the Red Building Mortgage Loan, the related Client Provided Schedule.

Exhibit 2 to Attachment A Page 27 of 27

Notes: (continued)

29. (continued)

It is possible that other documents not provided to us would indicate additional existing secondary financing. Other than the information indicated in the loan agreement and/or loan modification agreement Source Documents or information indicated in the Secondary Financing Documents, or in the case of the Red Building Mortgage Loan, the related Client Provided Schedule, we could not determine whether there is other existing secondary financing.

For the Mortgage Loan on the Combined Data File with an amount greater than zero for the “Mezzanine Debt Original Amount” characteristic (the “Mortgage Loan With Existing Mezzanine Debt”), the applicable Data Sources and/or Secondary Financing Documents indicate that the mezzanine debt associated with the Mortgage Loan With Existing Mezzanine Debt is interest-only for its entire term and accrues interest on an actual/360 basis. For the purpose of comparing the “Mezzanine Debt Annual Payment” characteristic for the Mortgage Loan With Existing Mezzanine Debt, CREFI, on behalf of the Depositor, instructed us to recalculate the “Mezzanine Debt Annual Payment” as the product of:

a.	The “Mezzanine Debt Original Amount,” as shown on the Combined Data File,
b.	The “Mezzanine Debt Interest Rate,” as shown on the Combined Data File, and
c.	365/360.

For each Mortgage Loan which does not have additional debt (based on the procedures described in this Note 29), the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “<blank>” as the value on the Combined Data File for each of the characteristics listed in a. through k. in the first paragraph of this Note 29.

30.	For the purpose of comparing the “Transaction(s) if Previously Securitized” characteristic for each Mortgage Loan that the Mortgage Loan Sellers, on behalf of the Depositor, indicated was included in a previous securitization (the “Previously Securitized Loans”), the Mortgage Loan Sellers, on behalf of the Depositor, provided a previous securitization history Bloomberg screenshot (“Bloomberg Screenshot”) or a Trepp mortgage loan transaction summary screenshot (“Trepp Screenshot”) which contains the previous securitization history for such Mortgage Loan. We performed no procedures to determine if any Mortgage Loan for which we were not provided a Bloomberg Screenshot Source Document or Trepp Screenshot Source Document relating to the previous securitization history for such Mortgage Loan was included in a previous securitization.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions, methodologies and exceptions provided by the Mortgage Loan Sellers, on behalf of the Depositor, that are described in the notes above.

Exhibit 3 to Attachment A Page 1 of 3

Provided Characteristics

Characteristic

Property Name
Mortgage Loan Seller
Control Number
Loan Number
Loan / Property Flag
Number of Properties
Administrative Fee Rate (%)
Subsidized Housing Programs
Student / Military / Other Concentration? If Yes, what % of Units?
Overlapping Fee Interest?
Sources and Uses Comments
Reserve Adjusted Cut-off Date Loan Amount
Pari Passu Split (Y/N)
Pari Passu Control Piece in Trust?
Pari Passu Description
Loan Status
Asset Type Number
Group ID
Reporting Period Beginning Date
Reporting Period End Date
Paid Through Date
Underwriting Indicator
Balloon Indicator
Negative Amortization Indicator (true / false)
Modified Indicator
Arm Index Code
First Rate Adjustment Date
First Payment Adjustment Date
ARM Margin Number
Lifetime Rate Cap Percentage
Lifetime Rate Floor Percentage
Periodic Rate Increase Limit Percentage
Periodic Rate Decrease Limit Percentage
Periodic Payment Adjustment Maximum Amount
Periodic Payment Adjustment Maximum Percent
Rate Reset Frequency Code
Payment Reset Frequency Code
Index Lookback Days Number
Maximum Negative Amortization Allowed Percentage
Maximum Negative Amortization Allowed Amount
Negative Amortization Deferred Interest Cap Amount
Deferred Interest Cumulative Amount
Deferred Interest Collected Amount

Exhibit 3 to Attachment A Page 2 of 3

Characteristic

Most Recent Financials Start Date
Most Recent Financials End Date
Most Recent Valuation Amount
Most Recent Valuation Date
Most Recent Valuation Source Code
Most Recent Debt Service Coverage Net Operating Income Percentage
Most Recent Debt Service Coverage Net Cash Flow Percentage
Net Operating Income Net Cash Flow Securitization Code
Net Operating Income Net Cash Flow Code
Most Recent Debt Service Amount
Debt Service Coverage Securitization Code
Most Recent Debt Service Coverage Code
Property Status Code
Defeased Status Code
Hyper Amortizing Date
Asset Added Indicator
Report Period Modification Indicator
Other Interest Adjustment Amount
Unscheduled Principal Collected Amount
Other Principal Adjustment Amount
Report Period End Actual Balance Amount
Servicing Advance Method Code
Non Recoverability Indicator
Total Principal Interest Advanced Outstanding Amount
Total Taxes Insurance Advances Outstanding Amount
Other Expenses Advanced Outstanding Amount
Payment Status Loan Code
Arm Index Rate Percentage
Next Interest Rate Percentage
Next Interest Rate Change Adjustment Date
Next Payment Adjustment Date
Primary Servicer Name
Most Recent Special Servicer Transfer Date
Most Recent Master Servicer Return Date
Asset Subject Demand Indicator
Asset Subject Demand Status Code
Repurchase Amount
Demand Resolution Date
Repurchaser Name
Repurchase Replacement Reason Code
Realized Loss To Trust Amount
Liquidation Prepayment Code
Liquidation Prepayment Date
Prepayment Premium Yield Maintenance Received Amount
Workout Strategy Code

Exhibit 3 to Attachment A Page 3 of 3

Characteristic

Last Modification Date
Modification Code
Post Modification Interest Percentage
Post Modification Payment Amount
Post Modification Maturity Date
Post Modification Amortization Period Amount
AL_Largest Tenant
AL_Second Largest Tenant
AL_Third Largest Tenant
Lease Expiration Largest Tenant Date
Lease Expiration Second Largest Tenant Date
Lease Expiration Third Largest Tenant Date

Note:	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.